Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,268,036,220	1,254,182,209
Treasury stock, common shares (shares)	125,786,430	90,691,868
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	15,826	10,826
Other liabilities, allowance for lending related commitments	$ 134	$ 121
Operations
Held-to-maturity, fair value	19,443	8,389
Other assets, fair value	1,728	1,321
Other liabilities, allowance for lending related commitments	134	121
Other liabilities, fair value	503	704
Long-term debt, at fair value	$ 321	$ 345